Exploration and Evaluation Assets (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Expenditures	$ 2,013,202	$ 2,471,906
Impairment Loss	0	178,118	$ 223,938
Exploration and evaluation assets	$ 16,874,234	$ 14,861,032	12,567,244
Separation Rapids Lithium Project [Member]
Statement [Line Items]
Ownership percentage of mineral properties	100.00%
Shares Issue for other considerations		500,000
Equity issuance, price per share		$ 0.185
Expenditures	$ 1,487,340	$ 2,042,200
Impairment Loss	0	0
Exploration and evaluation assets	$ 11,010,950	9,523,610	7,481,410
Warren Township Anorthosite Project [Member]
Statement [Line Items]
Ownership percentage of mineral properties	100.00%
Expenditures	$ 0	3,080
Impairment Loss	0	3,080
Exploration and evaluation assets	$ 0	0	$ 0
Mount Douglas Tin-Tungsten Property [Member]
Statement [Line Items]
Ownership percentage of mineral properties			100.00%
Expenditures		88,446
Net smelter royalty percentage			2.00%
Net smelter royalty, repurchase price			$ 1,000,000
Impairment Loss		135,109
Exploration and evaluation assets		0	$ 46,663
Lilypad Lakes Tantalum Property [Member]
Statement [Line Items]
Ownership percentage of mineral properties	100.00%
East Cedartree Gold Property [Member]
Statement [Line Items]
Net smelter royalty percentage	2.00%
Wolf Mountain Platinum-Palladium Project [Member]
Statement [Line Items]
Net smelter royalty percentage	2.40%
St. George, New Brunswick [Member]
Statement [Line Items]
Ownership percentage of mineral properties			100.00%
Net smelter royalty percentage			2.00%
Net smelter royalty, repurchase price			$ 1,000,000
Impairment Loss		$ 39,929
York County, New Brunswick [Member]
Statement [Line Items]
Impairment Loss			$ 218,620